Material Accounting Policies (Narrative) (Details)			1 Months Ended	12 Months Ended
	May 01, 2025 CAD ($)	May 01, 2025 MXN ($)	Dec. 29, 2024 CAD ($)	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 MXN ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2024 MXN ($)	Apr. 30, 2025 MXN ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 MXN ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 CAD ($)
Disclosure of subsidiaries [line items]
Ownership interest				32.89%	32.89%	100.00%	100.00%
Distribution to shareholders				$ 6,669,084
Cash and cash equivalents				132,616,939		$ 37,548,304						$ 12,608,704
Term deposits				85,115,000		30,000,000
Other cash and cash equivalents				1,510,684		35,557		$ 21,443,344		$ 441,705
Other cash and cash equivalents term deposit				26,593,301		3,061,214			$ 19,253,766		$ 2,226,985
Short-term investments				11,906,000		$ 0			$ 5,000,000
Percentage of interest on GIC investment certificate						0.00%	0.00%
Net refund of value added taxes	$ 1,070,686	$ 15,187,033		3,785,015	$ 53,688,159	$ 862,488	$ 10,714,135
Value added tax receivables net of provision				$ 413,714		$ 472,397		$ 5,868,290		$ 5,868,290
Vizsla Royalties Corp. [Member]
Disclosure of subsidiaries [line items]
Ownership interest				32.89%	32.89%	100.00%	100.00%
Operaciones Canam Alpine S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Ownership interest				0.00%	0.00%	100.00%	100.00%
Gain on disposal of other income			$ 3,500
Bottom of range [Member]
Disclosure of subsidiaries [line items]
Interest rate on deposits				3.14%		5.24%		3.14%	3.14%	5.24%	5.24%
Short-term investments				$ 5,000,000
Percentage of interest on GIC investment certificate				3.15%	3.15%
Top of range [Member]
Disclosure of subsidiaries [line items]
Interest rate on deposits				3.25%		5.33%		3.25%	3.25%	5.33%	5.33%
Short-term investments				$ 6,906,000
Percentage of interest on GIC investment certificate						4.75%	4.75%